Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment (Details)	Dec. 31, 2024
Transportation equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Estimated useful lives	4 years
Building [Member]
Schedule of Property Plant and Equipment [Line Items]
Estimated useful lives	20 years
Leasehold improvement [Member]
Schedule of Property Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Office equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Office equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Estimated useful lives	5 years